Taxes	12 Months Ended
Jun. 30, 2026
Taxes
Taxes

23. Taxes

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Income tax filing

IRSA Propiedades Comerciales S.A., in fiscal year 2021 (which was merged into IRSA Inversiones y Representaciones S.A.), and IRSA Inversiones y Representaciones S.A., in fiscal years 2022, 2023, 2024 and 2025, filed their income tax returns with the Argentine Tax Authorities applying the systemic and comprehensive inflation adjustment mechanism, as detailed below:

•	Restating tax depreciations pursuant to Articles 87 and 88 for assets acquired or constructed prior to July 1, 2018;
•	Adjusting the tax basis of real estate assets acquired or constructed prior to July 1, 2018 and sold in the year, in accordance with Article 63;
•	Adjusting all tax loss carryforwards from prior fiscal years, following the methodology set forth in Article 25;
•	Adjusting the cost of inventories (breeding livestock and sowing) as established in Articles 56 and 57; all the aforementioned articles belong to the Argentine Income Tax Law (as restated in 2019);
•	Adjusting the tax basis of shares acquired prior to July 1, 2018 and sold during the year in accordance with Article 65.

Together with the aforementioned tax returns, IRSA filed a multi-note form informing the application of such mechanisms, arguing that the effective tax rate would represent a percentage exceeding reasonable limits of taxation, thereby giving rise to a confiscatory situation in violation of Article 17 of the Argentine National Constitution (pursuant to the doctrine of the ruling “Candy S.A. v. AFIP et al. on Writ of Amparo”, judgment dated July 3, 2009, Fallos 332:1571, and subsequent precedents).

As of the issuance date of these financial statements, there are judicial precedents consistent with the Company’s position: the Candy ruling and the Supreme Court of Justice ruling in the case “Telefónica de Argentina S.A. et al. v. EN – AFIP – DGI on Dirección General Impositiva.”

Under the same criterion applied in the tax returns filed in the years mentioned, the provision for income tax for fiscal year 2026 was recorded.

It should also be noted that the deferred tax computation for the current fiscal year includes the legal option provided in Article 195 of the Income Tax Law, exercised in fiscal year 2024, which allowed one-third of the inflation adjustment for tax purposes to be recognized in that fiscal year and the remaining two-thirds to be allocated in equal parts over the two immediately following fiscal years, provided that certain investment requirements in fixed assets were met in those two fiscal years. For fiscal years 2024, 2025 and 2026, the investment requirement mentioned in the law has been duly met.

The Group analyzes the recoverability of its deferred tax assets when there are events or changes in circumstances that imply a potential indication of revaluation or devaluation. The value in use is determined on the basis of projected tax cash flows.

The aforementioned cash flows are prepared based on estimates regarding the future behavior of certain variables that are sensitive in determining the recoverable value, among which are: (i) sales projections; (ii) expense projections; (iii) macroeconomic variables such as growth rates, inflation rates, exchange rates, among others.

The details of the Group’s income tax, are as follows:

	06.30.2026	06.30.2025	06.30.2024
Current income tax (i)	(144,652)	(117,165)	(45,217)
Deferred income tax	27,459	22,286	160,418
Income tax (i)	(117,193)	(94,879)	115,201

(i)	Includes reversal of the income tax provision. See “Income tax filing”.

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	25%
Bolivia	25%
USA	0% - 21%
Bermudas / British Virgin Islands / Cayman Islands	0%
Gibraltar	15%
Netherlands	19% - 25.8%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2026, 2025 and 2024:

	06.30.2026	06.30.2025	06.30.2024
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(166,069)	(193,278)	(16,966)
Permanent differences:
Tax inflation adjustment	(10,521)	(29,831)	(164,338)
Share of profit of associates and joint ventures	8,672	15,596	43,374
Result from sale of participation in associates and joint ventures	-	(16,380)	(483)
Difference between provision and tax return (ii)	963	(4,995)	(33)
Fiscal transparency	(2,799)	(49,152)	(6,985)
Recovery of unrecognized tax loss carry-forwards	(44,970)	75,880	3,972
Non-taxable profit	61,332	43,973	73,214
Others	2,300	14,618	(12,812)
Inflation adjustment permanent difference	33,899	48,690	196,258
Income tax	(117,193)	(94,879)	115,201

(i)

The applicable income tax rate was calculated based on the legal tax rates in the countries where the Group operates. As of June 30, 2026, 2025 and 2024, the tax rate in the Argentine Republic was 35%.

(ii)	Includes reversal of the income tax provision. See “Income tax filing”.

Deferred tax assets and liabilities of the Group as of June 30, 2026 and 2025 will be recovered as follows:

	06.30.2026	06.30.2025
Deferred income tax assets to be recovered after more than 12 months	146,353	113,273
Deferred income tax assets to be recovered within 12 months	46,553	55,464
Deferred income tax assets	192,906	168,737
Deferred income tax liabilities to be settled after more than 12 months	(1,146,281)	(1,135,307)
Deferred income tax liabilities to be settled within 12 months	(165,200)	(169,484)
Deferred income tax liabilities	(1,311,481)	(1,304,791)
Total deferred income tax liabilities, net	(1,118,575)	(1,136,054)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2026 and 2025, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Business combinations (i)	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2026
Assets
Trade and other payables	24,347	-	-	524	-	24,871
Tax loss carry-forwards	79,490	-	(4,374)	22,183	-	97,299
Trade and other receivables	-	78	-	-	-	78
Others	64,243	1,353	(1,116)	5,872	-	70,352
Borrowings	657	-	-	(351)	-	306
Subtotal assets	168,737	1,431	(5,490)	28,228	-	192,906
Liabilities
Investment properties and property, plant and equipment	(1,100,764)	(3,567)	3,071	(61,560)	(8,051)	(1,170,871)
Biological assets	(31,652)	-	(138)	7,368	-	(24,422)
Trade and other receivables	(10,475)	-	-	(1,265)	-	(11,740)
Investments	(30,864)	-	-	11,285	-	(19,579)
Intangible assets	(3,913)	-	-	(1,038)	-	(4,951)
Tax inflation adjustment	(52,220)	-	-	51,878	-	(342)
Inventories	(34,593)	-	1,497	(7,241)	-	(40,337)
Others	(40,310)	-	1,267	(196)	-	(39,239)
Subtotal liabilities	(1,304,791)	(3,567)	5,697	(769)	(8,051)	(1,311,481)
Liabilities, net	(1,136,054)	(2,136)	207	27,459	(8,051)	(1,118,575)

	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2025
Assets
Trade and other payables	27,730	-	(3,383)	-	24,347
Tax loss carry-forwards	118,803	(3,914)	(35,399)	-	79,490
Others	46,274	(1,525)	19,494	-	64,243
Borrowings	308	-	349	-	657
Subtotal assets	193,115	(5,439)	(18,939)	-	168,737
Liabilities
Investment properties and property, plant and equipment	(1,080,977)	14,832	(34,381)	(238)	(1,100,764)
Biological assets	(37,559)	851	5,056	-	(31,652)
Trade and other receivables	(3,245)	-	(7,230)	-	(10,475)
Investments	(24,012)	-	(6,852)	-	(30,864)
Intangible assets	(26,181)	-	22,268	-	(3,913)
Tax inflation adjustment	(140,928)	-	88,708	-	(52,220)
Inventories	(29,339)	1,954	(7,208)	-	(34,593)
Others	(20,930)	(244)	(19,136)	-	(40,310)
Subtotal liabilities	(1,363,171)	17,393	41,225	(238)	(1,304,791)
Liabilities, net	(1,170,056)	11,954	22,286	(238)	(1,136,054)

(i) See Note 4 to these Consolidated Financial Statements

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry forwards in Argentina and Uruguay expire within 5 years, while in Israel they do not expire. Tax loss carry forward in Bolivia expire within 3 years Tax loss carry forwards in Brazil do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax losses up to a maximum of 30%.

As of June 30, 2026, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.2026	Date of generation	Due date
Argentina	5,831	2022	2027
Argentina	3,388	2023	2028
Argentina	13,348	2024	2029
Argentina	5,512	2025	2030
Argentina	1,616	2026	2031
Brazil	229,722	2019-2026	Do not expire
Total cumulative tax loss carry-forwards	259,417

The Company assesses the recoverability of deferred tax assets by considering the likelihood that some or all of such assets may not be realized. In making this assessment, the Company’s management considers the scheduled reversal of deferred tax liabilities, its business projections and tax planning strategies.

On this basis, as of June 30, 2026, the Company considers it probable that all recognized deferred tax assets and tax credits will be realized.

As of June 30, 2025, the Group did not recognize deferred income tax assets related to tax loss carryforwards amounting to ARS 14,497. Although Management projected sufficient taxable profits for certain Group businesses once they became operational, in accordance with IAS 12, Management determined that the recent history of losses and the lack of verifiable objective evidence, due to the limited operating history of certain subsidiaries, resulted in sufficient uncertainty regarding the generation of future taxable profits that could be used to offset the losses incurred within a reasonable period. Accordingly, no deferred tax asset was recognized in connection with such losses.